CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - JPY (¥) ¥ in Millions		Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Non-trading securities [Member]	Own credit adjustments [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2017			¥ 594,493	¥ 681,329	¥ 1,663,234		¥ 47,767	¥ (41,020)	¥ 20,344	¥ 6,561		¥ (182,792)		¥ 53,875
Stock-based compensation awards				(3,883)
Cumulative effect of change in accounting principle	[1]
Net income (loss) attributable to NHI shareholders		¥ 108,706			108,706
Cash dividends					(31,375)	[2]								(1,898)
Gain (loss) on sales of treasury stock					(3,698)
Net change during the period							9,834
Pension liability adjustment		363						363
Net unrealized gain on non-trading securities									1,075
Own credit adjustments		(9,339)								(9,339)
Repurchases of common stock												(39,305)
Sales of common stock												0
Common stock issued to employees												13,356
Other net change in treasury stock												562
Net income attributable to noncontrolling interests		(2,948)												2,948
Accumulated other comprehensive income attributable to noncontrolling interests														234
Purchase / sale of subsidiary shares, net														180
Other net change in noncontrolling interests														856
Balance at end of period at Sep. 30, 2017		2,892,407	594,493	677,446	1,736,867		57,601	(40,657)	21,419	(2,778)	¥ 35,585	(208,179)	¥ 2,836,212	56,195
Balance at beginning of year at Mar. 31, 2018		2,799,824	594,493	675,280	1,696,890		(15,596)	(47,837)		4,077		(157,987)		50,504
Stock-based compensation awards				5,778
Cumulative effect of change in accounting principle	[1]				1,564
Net income (loss) attributable to NHI shareholders		(6,010)			(6,010)
Cash dividends					(10,147)	[2]								(2,235)
Gain (loss) on sales of treasury stock					(852)
Net change during the period							61,132
Pension liability adjustment		1,257						1,257
Net unrealized gain on non-trading securities
Own credit adjustments		3,340								3,340
Repurchases of common stock												(9,933)
Sales of common stock												0
Common stock issued to employees												5,328
Other net change in treasury stock
Net income attributable to noncontrolling interests		(3,487)												3,487
Accumulated other comprehensive income attributable to noncontrolling interests														1,199
Purchase / sale of subsidiary shares, net														415
Other net change in noncontrolling interests														(8,137)
Balance at end of period at Sep. 30, 2018		¥ 2,846,010	¥ 594,493	¥ 681,058	¥ 1,681,445		¥ 45,536	¥ (46,580)		¥ 7,417	¥ 6,373	¥ (162,592)	¥ 2,800,777	¥ 45,233

[1]	Represents the adjustment to initially apply Accounting Standards Update ("ASU") 2014-09, "Revenue from Contracts with Customers."
[2]	Dividends per share, Six months ended September 30, 2017 \9.00, Three months ended September 30, 2017 \9.00, Six months ended September 30, 2018 \3.00, Three months ended September 30, 2018 \ 3.00